Goodwill and Intangible Assets - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 09, 2020
Goodwill and Other Intangible Assets
Amortization expense	$ 334,697,000	$ 334,053,000	$ 334,053,000
2021	337,900,000
2022	337,900,000
2023	337,900,000
2024	337,900,000
2025	337,900,000
Carrying value of goodwill	4,257,336,000	$ 4,142,013,000	$ 4,142,013,000	$ 115,323,000
Impairment loss on goodwill	$ 0